Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

The table below sets the major related parties and their relationships with the Company:

Name of related parties	Relationship with the Company
Yingkai Xu	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory	Ms. Jingzhu Ding owns 100% equity interest.

Significant transactions with related parties were as follows:

	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Purchase from related parties:
Wuxi Kaiteng Mold Factory	$118,032	$145,717
Subtotal	$118,032	$145,717

The Company purchases processing services from Wuxi Kaiteng Mold Factory.

The following represented related party balances as of June 30, 2024 and December 31, 2023:

	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Amounts due to related parties
Wuxi Kaiteng Mold Factory	$202,447	$207,780
Jingzhu Ding	34,853	32,529
Subtotal	$237,300	$240,309

Amounts due to Jingzhu Ding represented the loan from Jingzhu Ding to supplement the working capital of the Company. The loan was signed with series of contracts and is non-interest bearing. The loan term is indefinite. According to the contracts, the loan will be repaid when working capital is sufficient.

Amounts due to Wuxi Kaiteng Mold Factory represents amounts provided for processing services that the Company purchased from Wuxi Kaiteng Mold Factory.